Earnings Per share - Additional Information (Detail)	9 Months Ended
	Nov. 03, 2013	Nov. 02, 2014	Feb. 02, 2014	Feb. 03, 2013
Time Based Option Award
Earnings Per Share [Line Items]
Stock option awards outstanding			1,303,236	1,117,268
2010 Stock Incentive Plan [Member] | EBITDA [Member]
Earnings Per Share [Line Items]
Number of securities excluded from the dilutive earnings per share calculation	420,772
2010 Stock Incentive Plan [Member] | Internal Rate of Return [Member]
Earnings Per Share [Line Items]
Number of securities excluded from the dilutive earnings per share calculation	1,528,538
2010 Stock Incentive Plan [Member] | Equity Option [Member]
Earnings Per Share [Line Items]
Number of securities excluded from the dilutive earnings per share calculation	2,102,952	3,994,048
2010 Stock Incentive Plan [Member] | Equity Option [Member] | Omnibus Incentive Plan [Member]
Earnings Per Share [Line Items]
Number of securities excluded from the dilutive earnings per share calculation		444,969